SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Summary of Total Revenues by Geographic Area	The following table presents total revenues by geographic area for the years indicated.

The Intra-companies revenues have been eliminated in this geographic information to reflect the external business conducted in each geographic region. The geographic analysis presented below is based on the location of the subsidiaries in which the transactions are recorded. This geographic information does not reflect the way the Company’s business is managed.

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Revenue
The Cayman Island	2,589,817	3,620,687	3,080,147
New Zealand	116,254,749	117,335,988	147,197,358
The United States	27,816,835	71,919,756	124,712,788
Singapore	70,608,581	66,705,363	91,218,902
Others	8,095,565	12,925,801	25,332,234
Total Revenues	225,365,547	272,507,595	391,541,429